Loans (Details) - Schedule of Short-Term Loans - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Principal Amount		$ 833,521	$ 511,409	[1]
Annual Interest Rate		8.00%
Loan term		1 year
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 203,457
Annual Interest Rate	[2]	3.95%
Loan term		12/12/2023 - 12/12/2024
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 77,173	$ 200,670
Annual Interest Rate	[2]	3.95%	3.95%
Loan term		12/27/2023 - 12/27/2024	01/05/2023 - 01/05/2024
Subsequent Disposition			Extended
China Construction Bank Three [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 121,420	$ 119,756
Annual Interest Rate	[2]	3.95%	3.95%
Loan term		12/26/2023 - 12/26/2024	01/24/2023 - 01/24/2024
Subsequent Disposition			Extended
China Construction Bank Four [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 110,428
Annual Interest Rate	[2]	3.95%
Loan term		01/31/2024 - 01/31/2025
China Construction Bank Five [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 68,474
Annual Interest Rate	[2]	3.85%
Loan term		12/12/2023 - 12/12/2024
Bank of China [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]	$ 14,032	$ 13,839
Annual Interest Rate	[3]	4.15%	4.15%
Loan term		06/28/2023 - 12/28/2024	06/28/2023 - 12/28/2023
Bank of China One [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]	$ 238,537	$ 13,839
Annual Interest Rate	[3]	4.15%	4.15%
Loan term		06/28/2023 - 06/28/2025	06/28/2023 - 06/28/2024
Subsequent Disposition			Repaid
Bank of Communications [Member]
Short-Term Debt [Line Items]
Principal Amount	[4]		$ 27,679
Annual Interest Rate	[4]		3.80%
Loan term			11/17/2022 - 11/17/2023
Subsequent Disposition			Repaid
Bank of Communications One [Member]
Short-Term Debt [Line Items]
Principal Amount	[4]		$ 59,509
Annual Interest Rate	[4]		3.80%
Loan term			11/23/2022 - 11/23/2023
Subsequent Disposition			Repaid
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]		$ 76,116
Annual Interest Rate	[2]		3.95%
Loan term			01/25/2023 - 01/25/2024
Subsequent Disposition			Extended
Bank of China Two [Member]
Short-Term Debt [Line Items]
Principal Amount			$ 13,839
Subsequent Disposition			Repaid

[1]	The disposition of loan balances as of June 30, 2023 included $115,934 which was subsequently repaid, and $395,475 which was extended.
[2]	These loans with China Construction Bank carry a fixed interest rate and are unsecured.
[3]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan. In addition, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee with Mr. Xu.
[4]	These loans carry a fixed interest rate and are unsecured.